Other Liabilities, Provisions and Commitments - Summary of Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 3,887
Balance at end of the period	3,270	$ 3,887
Taxes
Disclosure of other provisions [line items]
Balance at beginning of the period	1,823	2,066	$ 2,540
Penalties and other charges	228	109	30
New contingencies	4	306	148
Cancellation and adjustments	(447)	(177)	(59)
Payments	(155)	(473)	(236)
Other effects	0	0	(263)
Effect of foreign currency exchange rates	(105)	(8)	(94)
Balance at end of the period	1,348	1,823	2,066
Labor
Disclosure of other provisions [line items]
Balance at beginning of the period	1,385	1,472	1,681
Penalties and other charges	64	80	303
New contingencies	843	516	363
Cancellation and adjustments	(523)	(385)	(445)
Contingencies added in business combinations	0	65	0
Payments	(308)	(301)	(358)
Effect of foreign currency exchange rates	(153)	(62)	(72)
Balance at end of the period	1,308	1,385	1,472
Legal
Disclosure of other provisions [line items]
Balance at beginning of the period	679	612	879
Penalties and other charges	50	57	68
New contingencies	117	75	26
Cancellation and adjustments	(109)	(79)	(241)
Contingencies added in business combinations	0	149	0
Payments	(68)	(110)	(97)
Effect of foreign currency exchange rates	(55)	(25)	(23)
Balance at end of the period	$ 614	$ 679	$ 612